Expense Example, No Redemption - PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND - Class C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	846
Expense Example, No Redemption, 10 Years	$ 1,645